Quarterly Holdings Report
for
Fidelity® Corporate Bond Fund
November 30, 2021
CBD-NPRT1-0122
1.907010.111
Nonconvertible Bonds - 88.7%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 7.6%
Diversified Telecommunication Services - 3.2%
AT&T, Inc.:
2.25% 2/1/32	13,000,000	12,544,740
3.55% 9/15/55	5,501,000	5,529,807
3.65% 9/15/59	3,848,000	3,895,066
3.8% 12/1/57	16,364,000	17,089,257
4.3% 2/15/30	5,000,000	5,643,171
4.5% 5/15/35	3,834,000	4,420,299
Level 3 Financing, Inc. 3.4% 3/1/27 (b)	8,250,000	8,456,250
Verizon Communications, Inc.:
2.355% 3/15/32 (b)	7,000,000	6,928,575
2.55% 3/21/31	2,643,000	2,671,354
3% 11/20/60	8,375,000	8,020,890
3.15% 3/22/30	721,000	765,066
3.7% 3/22/61	12,000,000	13,256,280
4.016% 12/3/29	10,000,000	11,212,841
4.329% 9/21/28	2,268,000	2,583,182
4.4% 11/1/34	13,039,000	15,286,009
4.5% 8/10/33	1,048,000	1,236,388
		119,539,175
Entertainment - 0.4%
The Walt Disney Co. 3.8% 3/22/30	11,650,000	13,080,443
Interactive Media & Services - 0.2%
Tencent Holdings Ltd.:
2.88% 4/22/31 (b)	2,810,000	2,860,411
3.575% 4/11/26 (b)	3,730,000	3,995,296
		6,855,707
Media - 2.6%
CCO Holdings LLC/CCO Holdings Capital Corp. 4.5% 8/15/30 (b)	13,200,000	13,304,874
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.85% 4/1/61	8,500,000	8,120,524
5.375% 5/1/47	4,670,000	5,604,389
Comcast Corp.:
2.937% 11/1/56 (b)	2,589,000	2,516,130
2.987% 11/1/63 (b)	10,034,000	9,695,561
3.999% 11/1/49	1,427,000	1,656,614
Discovery Communications LLC:
3.95% 3/20/28	13,000,000	14,181,442
4.65% 5/15/50	5,800,000	6,876,542
Fox Corp.:
3.5% 4/8/30	9,550,000	10,332,973
4.709% 1/25/29	405,000	462,813
5.476% 1/25/39	400,000	516,935
5.576% 1/25/49	265,000	362,369
Time Warner Cable LLC:
5.5% 9/1/41	561,000	687,292
5.875% 11/15/40	7,482,000	9,480,462
6.55% 5/1/37	1,930,000	2,584,746
6.75% 6/15/39	1,246,000	1,708,342
7.3% 7/1/38	6,915,000	9,920,739
		98,012,747
Wireless Telecommunication Services - 1.2%
T-Mobile U.S.A., Inc.:
3.5% 4/15/25	11,000,000	11,636,217
3.75% 4/15/27	7,500,000	8,063,308
Vodafone Group PLC:
3.25% 6/4/81 (c)	2,900,000	2,840,296
4.125% 5/30/25	5,882,000	6,395,409
4.375% 5/30/28	6,017,000	6,796,433
5.25% 5/30/48	7,000,000	9,105,600
		44,837,263
TOTAL COMMUNICATION SERVICES		282,325,335
CONSUMER DISCRETIONARY - 6.0%
Automobiles - 1.8%
Ford Motor Co. 3.25% 2/12/32	11,000,000	11,018,700
General Motors Co.:
5% 4/1/35	2,279,000	2,703,031
5.2% 4/1/45	2,600,000	3,209,523
5.4% 4/1/48	1,050,000	1,346,405
5.95% 4/1/49	4,960,000	6,798,807
Stellantis Finance U.S., Inc.:
1.711% 1/29/27 (b)	5,994,000	5,880,542
2.691% 9/15/31 (b)	11,150,000	10,981,459
Volkswagen Group of America Finance LLC:
1.625% 11/24/27 (b)	12,000,000	11,662,464
3.125% 5/12/23 (b)	2,177,000	2,245,100
4.75% 11/13/28 (b)	8,072,000	9,340,610
		65,186,641
Diversified Consumer Services - 0.4%
Ingersoll-Rand Global Holding Co. Ltd.:
3.75% 8/21/28	5,146,000	5,647,507
5.75% 6/15/43	358,000	512,000
Massachusetts Institute of Technology 3.885% 7/1/2116	6,610,000	8,599,960
		14,759,467
Hotels, Restaurants & Leisure - 0.4%
McDonald's Corp.:
3.625% 9/1/49	5,693,000	6,344,136
4.875% 12/9/45	6,679,000	8,660,619
		15,004,755
Household Durables - 0.3%
Lennar Corp. 4.875% 12/15/23	5,999,000	6,383,116
Toll Brothers Finance Corp. 4.375% 4/15/23	5,162,000	5,317,118
		11,700,234
Internet & Direct Marketing Retail - 0.0%
Alibaba Group Holding Ltd. 2.125% 2/9/31	1,065,000	1,033,583
Multiline Retail - 1.0%
Dollar General Corp. 3.5% 4/3/30	11,170,000	12,153,975
Dollar Tree, Inc.:
2.65% 12/1/31	12,000,000	11,987,256
4% 5/15/25	6,286,000	6,773,243
4.2% 5/15/28	6,377,000	7,137,091
		38,051,565
Specialty Retail - 1.9%
Advance Auto Parts, Inc. 1.75% 10/1/27	5,010,000	4,873,162
AutoNation, Inc.:
1.95% 8/1/28	12,350,000	12,053,186
4.75% 6/1/30	354,000	409,494
AutoZone, Inc. 4% 4/15/30	9,600,000	10,733,674
Lowe's Companies, Inc.:
3% 10/15/50	11,700,000	11,759,940
3.65% 4/5/29	6,377,000	7,010,015
O'Reilly Automotive, Inc.:
3.9% 6/1/29	2,918,000	3,236,975
4.35% 6/1/28	6,286,000	7,170,370
Ross Stores, Inc. 4.6% 4/15/25	5,150,000	5,658,620
The Home Depot, Inc. 5.95% 4/1/41	846,000	1,228,510
Triton Container International Ltd. 1.15% 6/7/24 (b)	5,450,000	5,388,418
		69,522,364
Textiles, Apparel & Luxury Goods - 0.2%
Tapestry, Inc. 3.05% 3/15/32 (d)	7,225,000	7,302,882
TOTAL CONSUMER DISCRETIONARY		222,561,491
CONSUMER STAPLES - 5.1%
Beverages - 1.7%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc. 4.9% 2/1/46	4,000,000	5,077,860
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36	2,027,000	2,430,536
4.9% 2/1/46	966,000	1,215,564
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30	15,000,000	16,404,055
4.5% 6/1/50	7,000,000	8,662,742
4.6% 4/15/48	10,509,000	12,871,212
4.9% 1/23/31	5,729,000	6,884,453
Constellation Brands, Inc. 2.875% 5/1/30	8,624,000	8,844,770
		62,391,192
Food & Staples Retailing - 0.3%
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)	9,622,000	10,025,383
Food Products - 1.1%
Conagra Brands, Inc. 4.6% 11/1/25	7,750,000	8,589,450
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)	4,640,000	4,601,024
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(d)	3,815,000	3,773,455
5.5% 1/15/30 (b)	12,850,000	13,784,067
JDE Peet's BV 2.25% 9/24/31 (b)	4,272,000	4,169,031
McCormick & Co., Inc. 2.5% 4/15/30	4,060,000	4,122,446
Smithfield Foods, Inc. 3% 10/15/30 (b)	2,115,000	2,124,625
		41,164,098
Tobacco - 2.0%
Altria Group, Inc.:
3.4% 2/4/41	10,300,000	9,531,723
4.25% 8/9/42	1,221,000	1,239,217
4.8% 2/14/29	99,000	112,087
BAT Capital Corp.:
2.259% 3/25/28	11,550,000	11,283,298
3.215% 9/6/26	11,285,000	11,721,234
3.222% 8/15/24	5,433,000	5,658,513
3.557% 8/15/27	8,000,000	8,371,770
3.984% 9/25/50	5,000,000	4,882,297
4.7% 4/2/27	2,012,000	2,219,622
Imperial Tobacco Finance PLC:
3.5% 7/26/26 (b)	7,764,000	8,206,190
3.75% 7/21/22 (b)	4,340,000	4,399,925
4.25% 7/21/25 (b)	4,713,000	5,076,584
Philip Morris International, Inc. 4.375% 11/15/41	1,886,000	2,158,442
Reynolds American, Inc.:
4.45% 6/12/25	527,000	570,060
5.7% 8/15/35	274,000	326,356
		75,757,318
TOTAL CONSUMER STAPLES		189,337,991
ENERGY - 9.4%
Energy Equipment & Services - 0.3%
Baker Hughes Co. 4.486% 5/1/30	12,000,000	13,801,804
Oil, Gas & Consumable Fuels - 9.1%
Boardwalk Pipelines LP:
3.375% 2/1/23	2,784,000	2,840,075
4.95% 12/15/24	3,700,000	4,020,313
Canadian Natural Resources Ltd.:
2.95% 7/15/30	7,890,000	8,055,196
3.9% 2/1/25	3,884,000	4,127,787
5.85% 2/1/35	476,000	599,013
6.25% 3/15/38	3,908,000	5,169,348
Cenovus Energy, Inc.:
2.65% 1/15/32	1,233,000	1,189,471
4.25% 4/15/27	2,604,000	2,837,627
5.375% 7/15/25	9,137,000	10,151,188
6.75% 11/15/39	2,623,000	3,531,501
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	5,721,000	6,373,291
ConocoPhillips Co.:
6.5% 2/1/39	4,132,000	6,035,154
6.95% 4/15/29	2,739,000	3,604,014
DCP Midstream Operating LP:
3.875% 3/15/23	201,000	204,518
4.95% 4/1/22	1,729,000	1,729,000
5.125% 5/15/29	8,176,000	9,066,366
5.375% 7/15/25	5,000,000	5,334,500
5.6% 4/1/44	307,000	365,238
5.85% 5/21/43 (b)(c)	6,734,000	6,436,761
Eastern Gas Transmission & Storage, Inc.:
3% 11/15/29 (b)	7,508,000	7,815,924
3.9% 11/15/49 (b)	7,000,000	7,836,956
Enbridge, Inc.:
4.25% 12/1/26	383,000	420,176
5.5% 12/1/46	3,408,000	4,636,893
Energy Transfer LP:
3.75% 5/15/30	10,655,000	11,216,714
4% 10/1/27	4,055,000	4,380,375
4.2% 9/15/23	259,000	271,406
4.25% 4/1/24	11,475,000	12,085,711
4.95% 6/15/28	882,000	997,127
5.4% 10/1/47	1,753,000	2,086,746
5.8% 6/15/38	493,000	598,313
6% 6/15/48	322,000	404,183
Enterprise Products Operating LP:
3.75% 2/15/25	492,000	525,030
4.85% 3/15/44	1,818,000	2,200,962
4.95% 10/15/54	2,188,000	2,747,595
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (b)	4,510,000	4,903,240
Hess Corp.:
4.3% 4/1/27	13,487,000	14,647,035
5.6% 2/15/41	6,914,000	8,521,686
Magellan Midstream Partners LP 3.25% 6/1/30	10,200,000	10,732,249
MPLX LP:
1.75% 3/1/26	9,336,000	9,239,941
2.65% 8/15/30	12,000,000	11,897,418
4.875% 12/1/24	381,000	414,198
Occidental Petroleum Corp.:
2.9% 8/15/24	1,164,000	1,167,440
3.2% 8/15/26	157,000	154,253
3.5% 8/15/29	10,000,000	9,793,100
4.3% 8/15/39	76,000	74,100
4.4% 8/15/49	76,000	74,670
5.55% 3/15/26	670,000	716,253
Ovintiv, Inc.:
5.15% 11/15/41	1,620,000	1,787,760
7.375% 11/1/31	1,041,000	1,329,973
8.125% 9/15/30	4,649,000	6,114,816
Petroleos Mexicanos:
4.5% 1/23/26	7,000,000	6,834,800
6.49% 1/23/27	991,000	1,013,248
6.5% 3/13/27	8,572,000	8,758,441
Phillips 66 Co. 3.85% 4/9/25	234,000	250,591
Plains All American Pipeline LP/PAA Finance Corp.:
3.8% 9/15/30	1,694,000	1,777,008
3.85% 10/15/23	4,984,000	5,186,936
4.65% 10/15/25	5,859,000	6,394,386
Qatar Petroleum 2.25% 7/12/31 (b)	12,715,000	12,524,275
Southeast Supply Header LLC 4.25% 6/15/24 (b)	667,000	673,670
Spectra Energy Partners LP:
3.375% 10/15/26	4,157,000	4,397,151
4.5% 3/15/45	872,000	1,010,263
The Williams Companies, Inc.:
2.6% 3/15/31	12,300,000	12,211,832
3.5% 11/15/30	3,807,000	4,038,648
3.9% 1/15/25	252,000	269,333
5.75% 6/24/44	4,411,000	5,749,956
TransCanada PipeLines Ltd. 4.25% 5/15/28	9,800,000	10,950,401
Transcontinental Gas Pipe Line Co. LLC 3.25% 5/15/30	448,000	472,259
Valero Energy Corp.:
1.2% 3/15/24	11,807,000	11,752,373
2.85% 4/15/25	384,000	398,532
Western Gas Partners LP:
4.65% 7/1/26	238,000	254,065
5.3% 2/1/30	21,139,000	22,751,906
		339,132,678
TOTAL ENERGY		352,934,482
FINANCIALS - 30.9%
Banks - 16.1%
AIB Group PLC:
4.263% 4/10/25 (b)(c)	5,181,000	5,483,178
4.75% 10/12/23 (b)	6,356,000	6,755,832
Banco Santander SA 2.749% 12/3/30	17,400,000	17,019,058
Bank Ireland Group PLC 4.5% 11/25/23 (b)	6,356,000	6,756,711
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(e)	9,000,000	9,118,360
1.898% 7/23/31 (c)	11,200,000	10,710,254
2.592% 4/29/31 (c)	12,500,000	12,603,629
3.194% 7/23/30 (c)	16,960,000	17,886,609
3.705% 4/24/28 (c)	6,286,000	6,787,420
4% 1/22/25	2,943,000	3,148,031
6.11% 1/29/37	2,152,000	2,903,700
Bank of Montreal 1.85% 5/1/25	3,316,000	3,373,418
Bank of Nova Scotia 4.5% 12/16/25	6,650,000	7,350,299
Barclays PLC:
1.007% 12/10/24 (c)	4,697,000	4,665,647
3.65% 3/16/25	3,904,000	4,137,502
3.811% 3/10/42 (c)	12,000,000	12,571,370
5.088% 6/20/30 (c)	10,793,000	12,266,425
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(e)	6,494,000	6,326,670
1.904% 9/30/28 (b)(c)	11,750,000	11,536,052
2.159% 9/15/29 (b)(c)	6,296,000	6,184,693
2.219% 6/9/26 (b)(c)	3,473,000	3,525,839
2.824% 1/26/41 (b)	9,300,000	8,810,232
4.625% 3/13/27 (b)	4,075,000	4,521,825
BPCE SA:
2.277% 1/20/32 (b)(c)	12,075,000	11,594,573
3.116% 10/19/32 (b)(c)	9,800,000	9,831,001
4% 9/12/23 (b)	6,166,000	6,489,793
CIT Group, Inc. 5% 8/1/23	4,885,000	5,153,675
Citigroup, Inc.:
2.666% 1/29/31 (c)	8,200,000	8,324,057
3.106% 4/8/26 (c)	14,000,000	14,676,048
3.98% 3/20/30 (c)	12,000,000	13,287,993
4.4% 6/10/25	1,331,000	1,445,531
4.6% 3/9/26	921,000	1,017,655
5.5% 9/13/25	1,181,000	1,336,554
8.125% 7/15/39	1,728,000	2,954,528
Citizens Financial Group, Inc. 2.638% 9/30/32	6,941,000	6,945,046
Credit Agricole SA 2.811% 1/11/41 (b)	6,691,000	6,346,909
Danske Bank A/S 1.171% 12/8/23 (b)(c)	16,700,000	16,707,354
Fifth Third Bancorp 8.25% 3/1/38	3,460,000	5,755,981
HSBC Holdings PLC:
2.251% 11/22/27 (c)	8,604,000	8,623,852
2.357% 8/18/31 (c)	24,800,000	24,248,917
2.848% 6/4/31 (c)	9,800,000	9,920,513
4.041% 3/13/28 (c)	6,005,000	6,484,479
4.95% 3/31/30	462,000	543,225
Huntington Bancshares, Inc.:
2.487% 8/15/36 (b)(c)	9,956,000	9,576,124
4% 5/15/25	5,332,000	5,767,014
Intesa Sanpaolo SpA 5.71% 1/15/26 (b)	17,314,000	19,191,815
JPMorgan Chase & Co.:
2.739% 10/15/30 (c)	15,000,000	15,407,211
2.956% 5/13/31 (c)	1,884,000	1,945,922
Lloyds Banking Group PLC:
2.907% 11/7/23 (c)	5,633,000	5,735,611
3.87% 7/9/25 (c)	5,500,000	5,840,476
4.375% 3/22/28	6,937,000	7,791,988
Mitsubishi UFJ Financial Group, Inc. 2.193% 2/25/25	12,500,000	12,817,327
Mizuho Financial Group, Inc. 2.564% 9/13/31	17,000,000	16,752,017
NatWest Group PLC:
5.125% 5/28/24	5,080,000	5,498,402
6% 12/19/23	17,115,000	18,662,794
Rabobank Nederland:
3.75% 7/21/26	6,754,000	7,294,291
4.625% 12/1/23	4,531,000	4,847,924
Royal Bank of Canada 4.65% 1/27/26	1,061,000	1,177,553
Santander Holdings U.S.A., Inc. 3.5% 6/7/24	6,658,000	6,967,606
Societe Generale:
1.488% 12/14/26 (b)(c)	4,601,000	4,496,478
3.625% 3/1/41 (b)	12,500,000	12,872,931
4.25% 4/14/25 (b)	2,698,000	2,873,810
4.75% 11/24/25 (b)	6,461,000	7,032,836
Standard Chartered PLC 3.785% 5/21/25 (b)(c)	6,937,000	7,306,037
SVB Financial Group:
1.8% 10/28/26	6,500,000	6,464,915
3.125% 6/5/30	2,947,000	3,095,046
Synovus Financial Corp. 3.125% 11/1/22	5,134,000	5,216,968
UniCredit SpA 1.982% 6/3/27 (b)(c)	9,900,000	9,662,425
Wells Fargo & Co.:
2.164% 2/11/26 (c)	14,170,000	14,458,857
2.188% 4/30/26 (c)	12,500,000	12,763,752
3.068% 4/30/41 (c)	12,500,000	12,859,759
Zions Bancorp NA 3.25% 10/29/29	8,229,000	8,601,571
		599,109,898
Capital Markets - 5.9%
Ares Capital Corp.:
2.15% 7/15/26	10,800,000	10,665,687
3.25% 7/15/25	5,300,000	5,456,872
3.875% 1/15/26	6,017,000	6,333,673
4.25% 3/1/25	5,162,000	5,447,374
Blackstone Holdings Finance Co. LLC:
2.8% 9/30/50 (b)	2,000,000	1,946,164
3.5% 9/10/49 (b)	7,409,000	8,123,923
Credit Suisse AG 2.95% 4/9/25	8,090,000	8,501,425
Credit Suisse Group AG:
2.593% 9/11/25 (b)(c)	3,093,000	3,162,644
3.091% 5/14/32 (b)(c)	8,500,000	8,614,488
4.194% 4/1/31 (b)(c)	9,628,000	10,590,105
4.55% 4/17/26	4,872,000	5,380,630
Deutsche Bank AG 4.5% 4/1/25	15,225,000	16,245,276
Deutsche Bank AG New York Branch:
2.129% 11/24/26 (c)	12,621,000	12,652,286
3.035% 5/28/32 (c)	6,468,000	6,498,511
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	6,721,000	6,808,249
3.5% 4/1/25	6,500,000	6,892,469
3.5% 11/16/26	5,162,000	5,497,559
3.75% 5/22/25	9,653,000	10,322,537
3.75% 2/25/26	4,490,000	4,835,873
Moody's Corp.:
2.55% 8/18/60	4,129,000	3,724,123
5.25% 7/15/44	3,041,000	4,164,723
Morgan Stanley:
1.794% 2/13/32 (c)	11,750,000	11,130,013
2.188% 4/28/26 (c)	11,770,000	12,008,728
2.699% 1/22/31 (c)	10,000,000	10,267,731
3.737% 4/24/24 (c)	6,219,000	6,452,530
3.875% 1/27/26	4,507,000	4,890,398
4.3% 1/27/45	851,000	1,052,513
5% 11/24/25	7,363,000	8,231,336
Peachtree Corners Funding Trust 3.976% 2/15/25 (b)	6,763,000	7,273,924
State Street Corp. 2.825% 3/30/23 (c)	223,000	224,626
UBS Group AG 3.126% 8/13/30 (b)(c)	8,605,000	9,022,543
		222,418,933
Consumer Finance - 2.6%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.75% 1/30/26	6,211,000	6,088,740
2.45% 10/29/26	1,864,000	1,868,689
3% 10/29/28	1,952,000	1,965,670
3.3% 1/23/23	5,445,000	5,574,343
3.3% 1/30/32	2,088,000	2,103,931
3.4% 10/29/33	4,321,000	4,350,054
3.85% 10/29/41	7,060,000	7,284,599
4.875% 1/16/24	371,000	396,424
Ally Financial, Inc.:
2.2% 11/2/28	3,965,000	3,929,439
3.05% 6/5/23	4,445,000	4,563,745
3.875% 5/21/24	1,970,000	2,077,461
5.75% 11/20/25	7,714,000	8,735,960
5.8% 5/1/25	1,997,000	2,256,900
8% 11/1/31	5,566,000	7,873,841
Capital One Financial Corp. 2.359% 7/29/32 (c)	13,862,000	13,231,029
Discover Financial Services 4.5% 1/30/26	1,042,000	1,143,051
Ford Motor Credit Co. LLC:
3.375% 11/13/25	8,750,000	8,935,938
3.625% 6/17/31	200,000	204,000
4.063% 11/1/24	8,000,000	8,344,000
GE Capital International Funding Co. 4.418% 11/15/35	3,589,000	4,337,779
Synchrony Financial 4.375% 3/19/24	513,000	543,890
		95,809,483
Diversified Financial Services - 2.6%
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31	3,303,000	3,324,671
Athene Global Funding:
1.45% 1/8/26 (b)	17,950,000	17,718,763
2.5% 3/24/28 (b)	7,200,000	7,267,010
BP Capital Markets America, Inc. 2.939% 6/4/51	12,000,000	11,678,539
Brixmor Operating Partnership LP:
2.25% 4/1/28	3,781,000	3,787,337
4.05% 7/1/30	2,172,000	2,386,348
4.125% 5/15/29	1,112,000	1,237,860
DH Europe Finance II SARL 3.4% 11/15/49	5,857,000	6,516,605
Equitable Holdings, Inc.:
4.35% 4/20/28	6,107,000	6,868,573
5% 4/20/48	2,979,000	3,811,290
Jackson Financial, Inc. 3.125% 11/23/31 (b)	18,220,000	18,269,106
Rexford Industrial Realty LP 2.15% 9/1/31	4,635,000	4,431,157
Voya Financial, Inc.:
4.7% 1/23/48 (c)	5,029,000	5,217,125
5.7% 7/15/43	2,341,000	3,243,753
		95,758,137
Insurance - 3.7%
AIA Group Ltd.:
3.2% 9/16/40 (b)	1,743,000	1,783,106
3.375% 4/7/30 (b)	2,730,000	2,956,193
3.6% 4/9/29 (b)	3,500,000	3,835,265
3.9% 4/6/28 (b)	6,436,000	7,142,802
American International Group, Inc.:
4.375% 1/15/55	2,411,000	3,042,452
4.5% 7/16/44	5,237,000	6,410,430
5.75% 4/1/48 (c)	5,747,000	6,494,455
AmFam Holdings, Inc. 2.805% 3/11/31 (b)	8,775,000	9,001,543
Aon Corp. 6.25% 9/30/40	228,000	328,227
Assurant, Inc. 2.65% 1/15/32	12,450,000	12,278,166
Athene Holding Ltd. 3.95% 5/25/51	2,575,000	2,904,407
Brown & Brown, Inc. 2.375% 3/15/31	5,701,000	5,632,413
Empower Finance 2020 LP 3.075% 9/17/51 (b)	5,656,000	5,899,137
Fairfax Financial Holdings Ltd. 3.375% 3/3/31	5,515,000	5,680,206
Hartford Financial Services Group, Inc. 4.3% 4/15/43	1,090,000	1,310,239
Massachusetts Mutual Life Insurance Co.:
3.2% 12/1/61 (b)	9,725,000	9,845,353
3.729% 10/15/70 (b)	2,604,000	2,964,176
Pacific LifeCorp:
3.35% 9/15/50 (b)	11,300,000	12,290,283
5.125% 1/30/43 (b)	1,156,000	1,489,978
Pricoa Global Funding I 5.625% 6/15/43 (c)	4,490,000	4,666,447
Principal Financial Group, Inc. 3.7% 5/15/29	1,265,000	1,403,138
Prudential Financial, Inc. 3.935% 12/7/49	1,354,000	1,619,717
Reliance Standard Life Global Funding II 2.75% 5/7/25 (b)	8,978,000	9,348,812
Unum Group:
4.125% 6/15/51	8,470,000	8,638,632
5.75% 8/15/42	3,366,000	4,247,627
Willis Group North America, Inc. 3.6% 5/15/24	6,009,000	6,331,769
		137,544,973
TOTAL FINANCIALS		1,150,641,424
HEALTH CARE - 7.7%
Biotechnology - 1.2%
AbbVie, Inc.:
3.2% 11/21/29	10,000,000	10,609,654
4.05% 11/21/39	5,000,000	5,721,806
4.25% 11/21/49	5,700,000	6,855,723
4.55% 3/15/35	4,916,000	5,868,955
Amgen, Inc. 4.663% 6/15/51	6,000,000	7,690,241
Regeneron Pharmaceuticals, Inc.:
1.75% 9/15/30	5,900,000	5,532,012
2.8% 9/15/50	4,000,000	3,766,980
		46,045,371
Health Care Providers & Services - 3.5%
Anthem, Inc. 2.25% 5/15/30	13,225,000	13,182,661
Centene Corp.:
2.625% 8/1/31	7,080,000	6,849,900
3% 10/15/30	8,900,000	8,885,738
4.25% 12/15/27	1,615,000	1,675,563
4.625% 12/15/29	2,505,000	2,680,350
Cigna Corp.:
3.4% 3/15/50	7,000,000	7,356,860
3.4% 3/15/51	7,000,000	7,418,437
4.125% 11/15/25	838,000	914,861
4.375% 10/15/28	1,336,000	1,513,709
4.8% 8/15/38	4,331,000	5,307,434
4.9% 12/15/48	831,000	1,076,703
CVS Health Corp.:
3.625% 4/1/27	588,000	635,701
4.3% 3/25/28	4,379,000	4,930,629
4.78% 3/25/38	3,477,000	4,236,577
HCA Holdings, Inc.:
5.125% 6/15/39	3,015,000	3,718,899
5.25% 6/15/49	3,323,000	4,306,689
Quest Diagnostics, Inc. 2.95% 6/30/30	20,000,000	20,896,088
Sabra Health Care LP 3.2% 12/1/31	4,647,000	4,559,589
UnitedHealth Group, Inc.:
3.95% 10/15/42	119,000	138,242
4.25% 3/15/43	2,244,000	2,705,798
4.625% 7/15/35	671,000	831,839
4.75% 7/15/45	1,642,000	2,163,300
Universal Health Services, Inc.:
2.65% 10/15/30 (b)	15,083,000	14,630,510
2.65% 1/15/32 (b)	8,293,000	8,206,508
		128,822,585
Pharmaceuticals - 3.0%
AstraZeneca Finance LLC 2.25% 5/28/31	1,831,000	1,849,906
AstraZeneca PLC 6.45% 9/15/37	4,965,000	7,314,861
Bayer U.S. Finance II LLC:
3.375% 7/15/24 (b)	7,000,000	7,296,903
4.25% 12/15/25 (b)	13,334,000	14,514,869
4.375% 12/15/28 (b)	8,500,000	9,544,728
4.875% 6/25/48 (b)	8,545,000	10,790,840
Bristol-Myers Squibb Co. 4.25% 10/26/49	6,458,000	8,052,888
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)	283,000	298,970
5.9% 8/28/28 (c)	11,422,000	13,065,283
Mylan NV 4.55% 4/15/28	8,085,000	9,093,153
Perrigo Finance PLC 3.15% 6/15/30	10,400,000	10,207,161
Viatris, Inc.:
2.7% 6/22/30	8,964,000	8,950,567
4% 6/22/50	10,251,000	11,045,742
		112,025,871
TOTAL HEALTH CARE		286,893,827
INDUSTRIALS - 5.2%
Aerospace & Defense - 1.6%
BAE Systems PLC:
3% 9/15/50 (b)	6,954,000	6,807,751
3.4% 4/15/30 (b)	863,000	923,585
Lockheed Martin Corp. 4.09% 9/15/52	2,688,000	3,355,783
Northrop Grumman Corp.:
2.93% 1/15/25	50,000	52,233
4.03% 10/15/47	5,388,000	6,443,361
The Boeing Co.:
2.75% 2/1/26	3,325,000	3,415,699
5.04% 5/1/27	16,500,000	18,578,045
5.15% 5/1/30	16,500,000	19,139,875
		58,716,332
Airlines - 0.9%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/29	2,677,453	2,562,581
American Airlines, Inc. 3.75% 4/15/27	3,448,896	3,343,581
British Airways 2021-1 Class A Pass Through Trust equipment trust certificate 2.9% 3/15/35 (b)	2,286,000	2,313,973
Southwest Airlines Co.:
5.125% 6/15/27	7,250,000	8,257,352
5.25% 5/4/25	12,600,000	13,999,504
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	1,983,682	1,953,927
United Airlines, Inc. equipment trust certificate 4.6% 9/1/27	1,661,570	1,690,695
		34,121,613
Building Products - 0.5%
Carlisle Companies, Inc. 2.75% 3/1/30	10,000,000	10,265,451
Carrier Global Corp. 2.7% 2/15/31	10,200,000	10,349,276
		20,614,727
Electrical Equipment - 0.2%
Hubbell, Inc. 3.5% 2/15/28	5,388,000	5,801,251
Industrial Conglomerates - 0.3%
Roper Technologies, Inc.:
1.75% 2/15/31	6,000,000	5,595,452
2.95% 9/15/29	4,544,000	4,761,869
		10,357,321
Machinery - 0.4%
Ingersoll-Rand Luxembourg Finance SA 4.65% 11/1/44	504,000	629,732
Otis Worldwide Corp. 2.293% 4/5/27	6,910,000	7,012,144
Westinghouse Air Brake Tech Co. 3.2% 6/15/25	6,416,000	6,727,263
		14,369,139
Professional Services - 0.0%
Booz Allen Hamilton, Inc. 3.875% 9/1/28 (b)	100,000	100,501
Road & Rail - 0.8%
Burlington Northern Santa Fe LLC:
4.15% 4/1/45	906,000	1,103,907
4.4% 3/15/42	2,244,000	2,762,669
Canadian Pacific Railway Co. 3.1% 12/2/51 (d)	7,181,000	7,385,524
CSX Corp.:
3.8% 4/15/50	126,000	147,301
4.3% 3/1/48	8,870,000	10,856,972
Union Pacific Corp. 3.25% 2/5/50	8,500,000	9,175,185
		31,431,558
Trading Companies & Distributors - 0.2%
Air Lease Corp. 2.875% 1/15/26	7,000,000	7,184,232
Transportation Infrastructure - 0.3%
Avolon Holdings Funding Ltd.:
2.875% 2/15/25 (b)	6,760,000	6,904,754
4.25% 4/15/26 (b)	1,403,000	1,497,814
4.375% 5/1/26 (b)	1,008,000	1,080,130
5.5% 1/15/26 (b)	1,800,000	1,997,890
		11,480,588
TOTAL INDUSTRIALS		194,177,262
INFORMATION TECHNOLOGY - 4.6%
Electronic Equipment & Components - 0.8%
Dell International LLC/EMC Corp.:
5.85% 7/15/25	485,000	554,854
6.02% 6/15/26	3,386,000	3,941,273
Vontier Corp.:
2.4% 4/1/28 (b)	12,350,000	12,057,305
2.95% 4/1/31 (b)	12,500,000	12,335,000
		28,888,432
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 2.67% 12/1/26	8,591,000	8,644,780
Fiserv, Inc. 3.5% 7/1/29	3,773,000	4,020,533
The Western Union Co. 2.85% 1/10/25	757,000	787,169
		13,452,482
Semiconductors & Semiconductor Equipment - 2.0%
Broadcom, Inc.:
1.95% 2/15/28 (b)	843,000	822,493
2.45% 2/15/31 (b)	7,200,000	6,929,383
2.6% 2/15/33 (b)	7,289,000	6,973,195
3.5% 2/15/41 (b)	5,793,000	5,778,047
3.75% 2/15/51 (b)	2,719,000	2,828,291
Marvell Technology, Inc. 2.45% 4/15/28	8,000,000	8,054,112
Microchip Technology, Inc.:
0.972% 2/15/24 (b)	7,000,000	6,935,609
0.983% 9/1/24 (b)	4,181,000	4,120,602
Micron Technology, Inc.:
2.703% 4/15/32	3,275,000	3,288,329
3.366% 11/1/41	3,570,000	3,595,740
3.477% 11/1/51	3,580,000	3,581,414
4.185% 2/15/27	13,879,000	15,197,227
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (b)	6,750,000	6,989,431
		75,093,873
Software - 1.2%
Oracle Corp.:
2.5% 4/1/25	12,000,000	12,351,697
2.8% 4/1/27	5,000,000	5,180,348
2.875% 3/25/31	12,000,000	12,281,414
3.95% 3/25/51	8,510,000	9,169,883
4.375% 5/15/55	3,725,000	4,278,260
5.375% 7/15/40	216,000	271,216
		43,532,818
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.:
2.4% 8/20/50	5,520,000	5,259,193
3.85% 8/4/46	4,529,000	5,403,646
		10,662,839
TOTAL INFORMATION TECHNOLOGY		171,630,444
MATERIALS - 0.8%
Chemicals - 0.6%
International Flavors & Fragrances, Inc.:
1.832% 10/15/27 (b)	8,450,000	8,328,334
2.3% 11/1/30 (b)	8,500,000	8,312,678
LYB International Finance III LLC 2.25% 10/1/30	5,205,000	5,208,803
The Dow Chemical Co. 4.55% 11/30/25	136,000	150,174
		21,999,989
Containers & Packaging - 0.2%
Avery Dennison Corp. 4.875% 12/6/28	5,802,000	6,815,681
TOTAL MATERIALS		28,815,670
REAL ESTATE - 5.0%
Equity Real Estate Investment Trusts (REITs) - 4.7%
Alexandria Real Estate Equities, Inc.:
1.875% 2/1/33	16,250,000	15,296,859
4.7% 7/1/30	1,381,000	1,620,385
American Homes 4 Rent LP:
2.375% 7/15/31	340,000	336,316
3.375% 7/15/51	526,000	543,180
American Tower Corp.:
2.1% 6/15/30	5,700,000	5,472,296
2.4% 3/15/25	8,080,000	8,277,241
Camden Property Trust:
3.15% 7/1/29	6,286,000	6,726,734
4.25% 1/15/24	681,000	719,000
Corporate Office Properties LP:
2% 1/15/29	3,264,000	3,159,166
2.25% 3/15/26	831,000	840,939
2.9% 12/1/33	9,000,000	8,864,190
Crown Castle International Corp. 3.3% 7/1/30	14,000,000	14,702,020
Hudson Pacific Properties LP 3.95% 11/1/27	4,132,000	4,457,017
Invitation Homes Operating Partnership LP 2% 8/15/31	4,645,000	4,404,208
Kimco Realty Corp. 3.3% 2/1/25	5,148,000	5,440,338
Kite Realty Group Trust:
4% 3/15/25	225,000	236,439
4.75% 9/15/30	4,559,000	5,051,053
Lexington Corporate Properties Trust 4.4% 6/15/24	225,000	238,648
MPT Operating Partnership LP/MPT Finance Corp. 3.5% 3/15/31	19,000,000	18,810,000
Omega Healthcare Investors, Inc.:
3.25% 4/15/33	2,559,000	2,489,753
3.375% 2/1/31	1,659,000	1,670,556
4.375% 8/1/23	1,387,000	1,452,884
Piedmont Operating Partnership LP 2.75% 4/1/32	670,000	660,992
Realty Income Corp.:
2.2% 6/15/28	391,000	394,590
2.85% 12/15/32	481,000	501,756
Simon Property Group LP 2.45% 9/13/29	7,542,000	7,651,444
Spirit Realty LP 2.1% 3/15/28	4,920,000	4,824,354
Store Capital Corp. 2.75% 11/18/30	979,000	984,236
UDR, Inc. 2.1% 8/1/32	7,194,000	6,865,114
Ventas Realty LP:
2.5% 9/1/31	5,636,000	5,567,999
3% 1/15/30	8,140,000	8,415,333
4.4% 1/15/29	10,000,000	11,275,507
Vornado Realty LP:
2.15% 6/1/26	837,000	840,228
3.4% 6/1/31	3,027,000	3,120,459
WP Carey, Inc.:
2.4% 2/1/31	5,638,000	5,579,295
4% 2/1/25	7,950,000	8,515,419
		176,005,948
Real Estate Management & Development - 0.3%
Brandywine Operating Partnership LP:
4.1% 10/1/24	2,694,000	2,868,664
4.55% 10/1/29	1,809,000	2,011,824
Sun Communities Operating LP:
2.3% 11/1/28	764,000	762,466
2.7% 7/15/31	1,942,000	1,945,025
Tanger Properties LP 2.75% 9/1/31	2,001,000	1,919,077
		9,507,056
TOTAL REAL ESTATE		185,513,004
UTILITIES - 6.4%
Electric Utilities - 3.1%
American Electric Power Co., Inc. 3.25% 3/1/50	10,150,000	10,160,439
American Transmission Systems, Inc. 2.65% 1/15/32 (b)	9,388,000	9,483,420
Cleco Corporate Holdings LLC:
3.375% 9/15/29	11,165,000	11,341,193
3.743% 5/1/26	16,357,000	17,440,884
Cleveland Electric Illuminating Co. 3.5% 4/1/28 (b)	3,597,000	3,795,993
Duke Energy Corp. 2.45% 6/1/30	1,269,000	1,259,063
Duke Energy Industries, Inc. 4.9% 7/15/43	2,694,000	3,478,622
Duquesne Light Holdings, Inc.:
2.532% 10/1/30 (b)	1,167,000	1,149,236
2.775% 1/7/32 (b)	2,052,000	2,050,909
3.616% 8/1/27 (b)	4,394,000	4,679,062
Edison International 3.55% 11/15/24	8,250,000	8,690,765
Exelon Corp. 4.05% 4/15/30	586,000	656,812
FirstEnergy Corp.:
2.05% 3/1/25	2,196,000	2,185,020
2.25% 9/1/30	9,244,000	8,775,976
2.65% 3/1/30	4,770,000	4,650,750
Indiana Michigan Power Co. 4.55% 3/15/46	1,144,000	1,439,655
IPALCO Enterprises, Inc.:
3.7% 9/1/24	430,000	452,114
4.25% 5/1/30	2,400,000	2,663,985
Southern Co. 3.7% 4/30/30	10,000,000	10,841,193
Tampa Electric Co. 6.55% 5/15/36	449,000	639,996
Xcel Energy, Inc.:
3.5% 12/1/49	7,338,000	8,056,416
4.8% 9/15/41	499,000	611,712
		114,503,215
Gas Utilities - 0.3%
Boston Gas Co. 4.487% 2/15/42 (b)	1,796,000	2,065,123
ONE Gas, Inc. 2% 5/15/30	5,208,000	5,111,848
Southern Co. Gas Capital Corp. 3.15% 9/30/51	4,891,000	4,922,362
		12,099,333
Independent Power and Renewable Electricity Producers - 1.5%
Atlantica Sustainable Infrastructure PLC 4.125% 6/15/28 (b)	10,000,000	10,052,175
Emera U.S. Finance LP:
2.639% 6/15/31 (b)	12,675,000	12,639,064
4.75% 6/15/46	8,751,000	10,386,353
The AES Corp.:
1.375% 1/15/26	4,810,000	4,671,304
2.45% 1/15/31	13,083,000	12,806,606
3.3% 7/15/25 (b)	3,929,000	4,110,048
3.95% 7/15/30 (b)	3,427,000	3,694,614
		58,360,164
Multi-Utilities - 1.5%
Berkshire Hathaway Energy Co. 2.85% 5/15/51	6,500,000	6,320,711
Consolidated Edison Co. of New York, Inc. 3.35% 4/1/30	259,000	279,229
Dominion Energy, Inc. 3.071% 8/15/24 (c)	8,845,000	9,208,119
NiSource, Inc.:
0.95% 8/15/25	2,663,000	2,597,330
2.95% 9/1/29	1,798,000	1,863,242
3.49% 5/15/27	3,591,000	3,851,627
3.6% 5/1/30	5,261,000	5,651,633
4.375% 5/15/47	5,000,000	6,020,709
5.25% 2/15/43	212,000	278,226
5.95% 6/15/41	1,024,000	1,411,474
Puget Energy, Inc.:
2.379% 6/15/28	10,580,000	10,479,267
3.65% 5/15/25	2,636,000	2,791,441
4.1% 6/15/30	1,538,000	1,670,300
San Diego Gas & Electric Co. 3.32% 4/15/50	3,060,000	3,291,746
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(e)	105,000	97,650
		55,812,704
TOTAL UTILITIES		240,775,416
TOTAL NONCONVERTIBLE BONDS (Cost $3,189,093,962)		3,305,606,346

U.S. Treasury Obligations - 5.1%
	Principal Amount (a)	Value ($)
U.S. Treasury Bonds:
1.75% 8/15/41	21,300,000	20,910,609
1.875% 2/15/41	25,000,000	25,081,055
1.875% 2/15/51	3,000,000	3,050,156
2% 11/15/41	25,000,000	25,625,000
2% 8/15/51	92,880,000	97,262,776
2.375% 5/15/51	14,934,000	16,938,423
TOTAL U.S. TREASURY OBLIGATIONS (Cost $181,337,220)		188,868,019

Asset-Backed Securities - 0.1%
	Principal Amount (a)	Value ($)
Dominos Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/48 (b) (Cost $2,229,060)	2,229,060	2,282,682

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
American Muni. Pwr., Inc. Rev. (Combined Hydroelectric Proj.) Series 2010 B, 8.084% 2/15/50	1,395,000	2,688,322
California Gen. Oblig.:
Series 2009:
7.35% 11/1/39	40,000	64,223
7.55% 4/1/39	1,635,000	2,779,626
Series 2010, 7.625% 3/1/40	305,000	513,147
TOTAL MUNICIPAL SECURITIES (Cost $4,707,322)		6,045,318

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
Kingdom of Saudi Arabia 2.9% 10/22/25 (b)	1,820,000	1,906,450
State of Qatar 3.4% 4/16/25 (b)	1,390,000	1,477,570
United Mexican States 4.5% 4/22/29	5,000,000	5,554,063
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,873,662)		8,938,083

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
Citizens Bank NA 2.25% 4/28/25	3,633,000	3,732,549
Regions Bank 6.45% 6/26/37	2,611,000	3,705,837
Truist Bank 2.25% 3/11/30	9,500,000	9,447,367
TOTAL BANK NOTES (Cost $15,845,761)		16,885,753

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Enbridge, Inc. 5.75% 7/15/80 (c)	5,706,000	6,313,974
FINANCIALS - 0.2%
Banks - 0.1%
Barclays Bank PLC 7.625% 11/21/22	2,763,000	2,921,280
Capital Markets - 0.1%
UBS Group AG 4.375% (b)(c)(f)	3,595,000	3,514,292
TOTAL FINANCIALS		6,435,572
TOTAL PREFERRED SECURITIES (Cost $12,293,193)		12,749,546

Money Market Funds - 6.5%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (g) (Cost $242,466,894)	242,419,682	242,468,166

TOTAL INVESTMENT IN SECURITIES - 101.5% (Cost $3,656,847,074)	3,783,843,913
NET OTHER ASSETS (LIABILITIES) - (1.5)%	(57,368,093)
NET ASSETS - 100.0%	3,726,475,820

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $763,956,998 or 20.5% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(f)	Security is perpetual in nature with no stated maturity date.
(g)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	129,127,516	337,781,907	224,441,257	23,176	-	-	242,468,166	0.4%
Total	129,127,516	337,781,907	224,441,257	23,176	-	-	242,468,166

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Treasury Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset-Backed Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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